Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Due within one year	$151,586	$212,382
Due in two years	229,460	80,840
Due in three years	209,633	250,432
Due in four years	92,381	65,032
Due in five years	50,403	28,909
Due in more than five years*	82,479	124,452

Total secured term loans and revolving credit facilities	$815,942	$762,047
Less: current portion**	151,586	101,558

Secured term loan facilities and revolving credit facility, non-current portion*	$664,356	$660,489

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)

**
Excludes amounts relating to the refinancing of the
October 2016 Secured Term Loan and Revolving Credit Facility
and
June 2017 Secured Term Loan and Revolving Credit Facility
which were concluded subsequent to the year end, in March 2023.

Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities as of December 31, 2021, and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$151,586	$101,558
Less: current portion of deferred financing costs	(3,016)	(2,549)

Current portion of secured term loan facilities, net of deferred financing costs	$148,570	$99,009

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion, excluding amount due to related parties	$604,790	$612,349
Amount due to related parties*	54,877	48,140
Less: non-current portion of deferred financing costs	(4,689)	(4,011)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$654,978	$656,478

*
Amount due to related parties relates to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity.

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2021, and 2022:

	December31, 2021	December 31, 2022
	(in thousands)
Senior Secured Bond
Total Bond	$68,154	$—
Less deferred financing costs	(466)	—

Total Bond, net of deferred financing costs	$67,688	$—

2020 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior unsecured bonds and total deferred financing costs as of December 31, 2021, and 2022:

	December 31, 2021	December 31, 2022
	(in thousands)
Senior Unsecured Bonds
Total 2020 Bonds	100,000	100,000
Less deferred financing costs	(1,449)	(1,057)

Total Bonds, net of deferred financing costs	$98,551	$98,943